Overview and basis of presentation	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Overview and basis of presentation
Note 1 - Overview and basis of preparation
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar," “Polestar Group,” and the “Group," is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, branding and marketing, and the commercialization and selling of battery electric vehicles, and related technology solutions. Polestar Group's current lineup of battery electric vehicles consists of the Polestar 2 ("PS2"), a premium fast-back sedan, the Polestar 3 ("PS3"), a luxury aero sport-utility vehicle, the Polestar 4 ("PS4"), a premium sport utility vehicle, the Polestar 5 ("PS5"), a luxury sport grand-touring sedan, and the Polestar 6 ("PS6"), a luxury roadster. As of June 30, 2024, the PS2, PS3, and PS4 are in production while the remaining vehicles are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 41878 Göteborg, Sweden.
As of June 30, 2024, related parties owned 81.8% of the Group. The remaining 18.2% of the Group was owned by external investors. As of December 31, 2023, related parties owned 88.3% of the Group. The remaining 11.7% of the Group was owned by external investors.
Basis of preparation
The Unaudited Condensed Consolidated Financial Statements in this interim report of Polestar Group are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”), as adopted by the International Accounting Standards Board (“IASB”) and UK-adopted international accounting standards. The Unaudited Condensed Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This interim report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of Polestar Automotive Holding Limited and its consolidated subsidiaries.
Going concern
Polestar Group’s Unaudited Condensed Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with management’s 2024-2028 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar’s ability to continue as a going concern. All information available to management, including cash flow forecasts, liquidity forecasts, and internal risk assessments, pertaining to the twelve-month period after the issuance date of these Unaudited Condensed Consolidated Financial Statements was used in performing this assessment.
As a result of scaling up commercialization and continued capital expenditures related to the PS2, PS3, PS4, PS5, and PS6, managing the Company’s liquidity profile and funding needs remains one of management’s key priorities. If Polestar is not able to raise the necessary funds through operations, equity raises, debt financing, or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and commercialization efforts. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the six months ended June 30, 2024 and 2023 amounted to $543,878 and $341,543, respectively. Negative operating and investing cash flows for the six months ended June 30, 2024 and 2023 amounted to $540,360 and $945,914, respectively. Management’s 2024-2028 business plan indicates that Polestar will generate negative operating cash flows in the near future and positive operating cash flows starting the second half of 2025; investing cash flows of Polestar will continue to be negative in the near and long-term future due to the nature of Polestar’s business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term working capital loan arrangements with credit institutions (i.e., 12 months or less), contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. Management’s 2024-2028 business plan indicates that Polestar Group depends on additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, shareholder loans with related parties, and executing capital market transactions through offerings of debt and/or equity. The timely realization of these financing endeavors is crucial for Polestar Group’s ability to continue as a going concern. If Polestar is unable to obtain financing from these sources or if such financing is not sufficient to cover forecasted operating and investing cash flow needs, Polestar Group will need to seek additional funding through other means (e.g., issuing new shares of equity or issuing bonds). Management has no certainty that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
During the six months ended June 30, 2024, Polestar demonstrated efforts towards achieving liquidity targets in management's 2024-2028 business plan by:
•Securing long-term financing support from credit institutions; and
•Entering into multiple short-term working capital loan arrangements with banking partners in China.
Polestar is party to financing instruments during the 12 months following the reporting period that contain financial covenants with which Polestar must comply. A failure to comply with such covenants may result in an event of default that could have material adverse effects on the business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all covenants in future periods. Remedies to an event of default include proactively applying for a covenant waiver prior to such event of default occurring.
Based on these circumstances, management reasonably expects there to be sufficient liquidity in the twelve-month period after the issuance date of these Unaudited Condensed Consolidated Financial Statements in order for Polestar to meet its cash flow requirements, but there is substantial doubt about Polestar’s ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Unaudited Condensed Consolidated Financial Statements do not include any adjustments to factor for the going concern uncertainty.